Right of Use Assets and Operating Lease Liability (Details) - Schedule of Weighted-Average Discount Rate for Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
2024	$ 854,888
2025	768,781
2026	703,306
2027	717,507
2028	215,252
Total operating lease payment	3,259,734
Less: Imputed interest	(356,228)
Present value of operating lease liabilities	2,903,506
Operating lease liabilities – current	708,953	$ 32,347
Operating lease liabilities – non-current	$ 2,194,553	$ 10,598